November
24, 1995
VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 29549

ATTN:     Office of Filings, Information & Consumer
Services

RE:       Smith Barney Fundamental Value Fund Inc.
(the Fund)
     Rule 24f-2 Notice


Gentlemen:

   Pursuant to Rule 24f-2 under the Investment
Company Act of 1940, as amended, enclosed for filing on behalf of the Fund are the following:

  (1) One copy of the Funds Rule 24f-2 Notice for its fiscal year ending September 30, 1995.

   (2) One copy of the legal opinion with respect to the Funds shares, the registration of which is made definitive pursuant to the above-mentioned
Notice.

 (3) Pursuant to Rule 24f-2(c), a registration fee of $60,161.98 has been wired under the Fund's CIK
#351934.

    Any questions regarding this filing should be directed to the undersigned at (212) 816-6550.

 Please return an electronic transmittal as evidence of your receipt of this filing.

                                        Yours truly,

                                        Thomas M.
Reynolds
Controller









          SECURITIES AND EXCHANGE COMMISSION
                WASHINGTON, D.C. 20549


                  RULE 24F-2 NOTICE


                         for


        SMITH BARNEY FUNDAMENTAL VALUE FUND INC.
                 (Name of Registrant)


   388 Greenwich Street, New York, New York 10013
       (Address of principal executive
offices)
             Common Stock $.01, par value
 (Title of securities with respect to which Notice
                        is filed)




The following information is required pursuant to Rule 24f-2(b)(1):

     (i)  Period for which Notice is filed:

                October 1, 1994 through September
30, 1995
      (ii) Number or amount of securities of the same class or series which have been registered under the Securities Act of
1933, as amended, other than pursuant
           to Rule 24f-2 but which remained unsold
at the beginning of such fiscal year:

          None

     (iii)     Number or amount of securities, if
any,
registered during such fiscal year
         other than pursuant to Rule 24f-2:

               None

      (iv) Number and amount of securities sold
during such fiscal year (excluding
            shares   issued   upon   reinvestment
of
dividends):

               41,927,945 shares
               $322,782,075

      (v)  Number and amount of securities sold
during such fiscal year in reliance
           upon   Rule  24f-2 (excludes shares
issued upon reinvestment of dividends):

                41,927,945 shares
               $322,782,075

      An opinion of counsel with respect to the legality of the above shares accompanies this Notice.

     DATED: November 24, 1995

                              SMITH BARNEY
                              FUNDAMENTAL VALUE FUND
                              INC.



                              Thomas M. Reynolds
                              Controller





      The  actual aggregate sales price for which
such
securities  were  sold  was $322,782,075.  During
the fiscal  year  ended  September 30,  1995,  the
actual aggregate redemption price of securities of
Class  A, Class  B and Class C shares redeemed by
the Registrant was  ($148,313,554).  No  portion  of
such  aggregate redemption  price has been applied
by  the  Registrant pursuant to Rule 24e-2(a) in a
filing made pursuant to Section  24(e)(1)  of the
Investment  Company  Act  of 1940,  as  amended.
Pursuant to  Rule  24f-2(c),  the registration  fee
with respect to the securities  sold is calculated
as follows:
$322,782,075   -   ($148,313,554)  =  $174,468,521
x $.00034483 = $60,161.98.

                     CERTIFICATE

     The  undersigned, Treasurer of SMITH BARNEY
FUNDAMENTAL VALUE FUND, INC. (the "Fund"), hereby certifies that the Fund has received full payment, in accordance with the provisions of its Prospectus, for 41,927,945 shares of common stock, par value $.01 per share, the sales of which are reported in the Fund's Rule 24f-2 Notice covering the fiscal year ended September 30, 1995 and that the facts otherwise stated in such Notice are true.


                                   Lewis E. Daidone
                                   Treasurer

Dated:         November 24, 1995





                                   November 24, 1995
Smith Barney Fundamental Value Fund Inc.
388 Greenwich Street
New York, New York 10013

               Re:  Rule 24f-2 Notice

Gentlemen:

    In connection with the filing by Smith Barney
Fundamental Value Fund Inc., a Maryland corporation
(the "Fund"), of a Notice (the "Notice"), pursuant to Rule 24f-2 under the Investment Company Act of
1940, as amended (the "Act"), for the Fund's fiscal year ended September 30, 1995, the undersigned hereby provides the legal opinion required by that Rule.

     In accordance with Rule 24f-2, the Fund has registered an indefinite number of shares of common stock, $.01 par value, under the Securities Act of 1933, as amended (the "1933 Act"). The purpose of the Notice is to make definite the registration of 41,927,945 shares of the Fund (the "Shares") sold in reliance upon the Rule during the fiscal year ended
August 31, 1995.

     The undersigned is Deputy General Counsel of
Smith Barney Mutual Funds Management Inc., the
Fund's administrator, and in such capacity, from time to time and for certain purposes, acts as counsel to the Fund. He has examined copies of the Fund's Articles of Incorporation, its By-Laws, resolutions adopted by its Board of Directors, and such other records and documents as have been deemed necessary for purposes of this opinion.
Furthermore, he has examined a Certificate of the Treasurer of the Fund to the effect that the Fund received the cash consideration for each of the Shares in accordance with the aforementioned organizational documents and resolutions.
   On the basis of the foregoing, and assuming all of the Shares were sold in accordance with the terms of the Fund's Prospectus in effect at the time of sale, he is of the opinion that the Shares have been duly authorized and validly issued and are fully paid and non-assessable. This opinion is for the limited purposes expressed above and should not be deemed to be an expression of opinion as to compliance with the 1933 Act, the 1940 Act or applicable State "blue sky" laws in connection with the sales of the Shares.


                                        Signed,
                                        Lee D.
                                        Augsberger
                                        Deputy
                                        General
                                        Counsel
                                        Smith Barney
Mutual Funds
Management Inc.